Allowance for Credit Losses off Balance Sheet Positions (Detail) - Allowance for credit losses off balance sheet positions [Member] - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019 [1]	Jun. 30, 2018 [2]
Allowance Account for Credit Losses of Financial Assets [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		€ 289	€ 272
Movements in financial assets including new business		12	(4)
Transfers due to changes in creditworthiness		0	0
Changes in models		0	0
Foreign exchange and other changes		1	39
Allowance off-balance sheet, end of year		301	307
Provision for Credit Losses excluding country risk	[3]	12	(4)
Stage 1 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		132	117
Movements in financial assets including new business		2	(16)
Transfers due to changes in creditworthiness		4	9
Changes in models		0	0
Foreign exchange and other changes		0	11
Allowance off-balance sheet, end of year		139	121
Provision for Credit Losses excluding country risk	[3]	6	(7)
Stage 2 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		73	36
Movements in financial assets including new business		6	11
Transfers due to changes in creditworthiness		(7)	(9)
Changes in models		0	0
Foreign exchange and other changes		0	12
Allowance off-balance sheet, end of year		73	49
Provision for Credit Losses excluding country risk	[3]	0	1
Stage 3 [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		84	119
Movements in financial assets including new business		3	2
Transfers due to changes in creditworthiness		3	0
Changes in models		0	0
Foreign exchange and other changes		0	16
Allowance off-balance sheet, end of year		90	136
Provision for Credit Losses excluding country risk	[3]	5	2
Stage 3 POCI [Member]
Allowance for Credit Losses [Line Items]
Allowance off-balance sheet, beginning of year		0	0
Movements in financial assets including new business		0	0
Transfers due to changes in creditworthiness		0	0
Changes in models		0	0
Foreign exchange and other changes		0	0
Allowance off-balance sheet, end of year		0	0
Provision for Credit Losses excluding country risk	[3]	€ 0	€ 0

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR5million as of June 30, 2019.
[2]	Allowance for credit losses does not include allowance for country risk amounting to EUR4million as of June 30, 2018.
[3]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.